Document and Entity Information	Sep. 28, 2020
Cover [Abstract]
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001786352
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	Sep. 28, 2020
Entity Registrant Name	Bill.com Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39149
Entity Tax Identification Number	83-2661725
Entity Address, Address Line One	1800 Embarcadero Road
Entity Address, City or Town	Palo Alto
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	621-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001
Trading Symbol	BILL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false